Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Revenue by geographic areas
The following tables provide information by geographic area:

In millions	Year ended December 31,	2020	2019	2018

Revenues
Canada		$9,588	$10,167	$9,610
U.S.		4,231	4,750	4,711
Total revenues		$13,819	$14,917	$14,321

Net income by geographic areas

Net income
Canada	$2,632	$3,131	$3,163
U.S.	930	1,085	1,165
Total net income	$3,562	$4,216	$4,328

Long-lived assets by geographic areas

In millions	December 31,	2020	2019

Properties
Canada		$22,235	$21,482
U.S.		17,834	18,187
Total properties		$40,069	$39,669